STATEMENT OF MEMBERS' EQUITY (USD $)	Total	Predecessor [Member]
Balance at Dec. 31, 2010		$ 339,799
Net income		6,717
Sale of member interest for cash		300,000
Member interest issued for services		176,678
Expense paid by members		9,000
Distributions		110,000
Balance at Dec. 31, 2011		$ 722,194